Covered Assets - Acquired Impaired and Non-impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered assets	$ 200,558	$ 326,927
Gross covered loans	213,203	362,248
Covered loans, allowance for losses	(2,244)	0
Loans and Leases Receivable, Covered Loans	210,959	362,248
Discount balance related to acquired loans	(34,483)	(66,301)
Covered loans, net	176,476	295,947
Acquired loans classified as non-performing	0
Commercial loans, term	5 years
Residential loans, term	10 years
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	802	1,086
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	64,615	87,571
Additions	1,795	18,101
Payments received	(2,502)	(13,421)
Amortization	(27,850)	(28,722)
Accretion	802	1,086
Balance at end of period	36,860	64,615
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	45,467	56,888
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	181	440
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	0	1,197
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	6,953	22,763
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	569	741
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	8,823	25,785
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	121,209	210,604
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	14,386	24,365
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	15,062	18,619
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	553	846
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	113,042	195,612
Covered loans, allowance for losses	(2,244)	0
Loans and Leases Receivable, Covered Loans	110,798	195,612
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	37,236	16,928
Carrying amount, balance at beginning of period	69,718	77,613
Accretable yield, additions	7,300	0
Accretable yield, reclassifications from nonaccretable balance, net	0	30,026
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(11,945)	(9,718)
Accretion	11,945	9,718
Carrying amount, transfers to real estate owned	(1,188)	(3,975)
Carrying amount, payments received, net	(22,704)	(23,503)
Accretable yield, balance at end of period	32,591	37,236
Carrying amount, balance at end of period	57,771	69,718
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	11,945	9,718
Credit-impaired acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	22,400	28,428
Credit-impaired acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	181	440
Credit-impaired acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	0	1,197
Credit-impaired acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	5,589	17,953
Credit-impaired acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	496	496
Credit-impaired acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	2,225	6,933
Credit-impaired acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	69,873	121,105
Credit-impaired acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	8,894	14,949
Credit-impaired acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	3,285	3,869
Credit-impaired acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	99	242
Acquired non-impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	100,161	166,636
Covered loans, allowance for losses	0	0
Loans and Leases Receivable, Covered Loans	100,161	166,636
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	4,977	0
Carrying amount, balance at beginning of period	245,373	0
Accretable yield, additions	0	10,804
Accretable yield, reclassifications from nonaccretable balance, net	0	0
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(723)	(5,827)
Accretion	723	5,827
Carrying amount, transfers to real estate owned	(4,710)	(7,755)
Carrying amount, payments received, net	(63,946)	(104,034)
Accretable yield, balance at end of period	4,254	4,977
Carrying amount, balance at end of period	177,440	245,373
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	723	5,827
Acquired non-impaired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	23,067	28,460
Loans and Leases Receivable, Covered Loans	23,067
Acquired non-impaired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	0	0
Loans and Leases Receivable, Covered Loans	0
Acquired non-impaired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	0	0
Loans and Leases Receivable, Covered Loans	0
Acquired non-impaired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	1,364	4,810
Loans and Leases Receivable, Covered Loans	1,364
Acquired non-impaired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	73	245
Loans and Leases Receivable, Covered Loans	73
Acquired non-impaired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	6,598	18,852
Loans and Leases Receivable, Covered Loans	6,598
Acquired non-impaired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	51,336	89,499
Loans and Leases Receivable, Covered Loans	51,336
Acquired non-impaired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	5,492	9,416
Loans and Leases Receivable, Covered Loans	5,492
Acquired non-impaired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	11,777	14,750
Loans and Leases Receivable, Covered Loans	11,777
Acquired non-impaired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	454	604
Loans and Leases Receivable, Covered Loans	454
Acquired impaired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	78,277	50,902
Carrying amount, balance at beginning of period	138,091	74,953
Accretable yield, additions	0	43,299
Carrying amount, additions	0	107,946
Accretable yield, reclassifications from nonaccretable balance, net	10,186	17,850
Carrying amount, reclassifications from nonaccretable balance, net	(2,069)	0
Accretable yield, accretion	(23,929)	(33,774)
Accretion	23,929	33,774
Carrying amount, transfers to real estate owned	(8,943)	(11,196)
Carrying amount, payments received, net	(72,953)	(67,386)
Accretable yield, balance at end of period	64,534	78,277
Carrying amount, balance at end of period	78,055	138,091
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	23,929	33,774
Acquired Non-impaired
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	17,263	23,789
Carrying amount, balance at beginning of period	157,856	213,423
Accretable yield, additions	0	0
Carrying amount, additions	0	0
Accretable yield, reclassifications from nonaccretable balance, net	0	0
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(7,004)	(6,526)
Accretion	7,004	6,526
Carrying amount, transfers to real estate owned	0	0
Carrying amount, payments received, net	(66,438)	(62,093)
Accretable yield, balance at end of period	10,259	17,263
Carrying amount, balance at end of period	98,422	157,856
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	$ 7,004	$ 6,526